COMMON SHARES & TREASURY SHARES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of purposes due to the corporate reorganization, the common shares
Common shares	2017	2016	2015
	Number of shares	Number of shares	Number of shares
A-shares	62,298,846	62,298,846	63,836,249
B-shares	1	1	1
C-shares	1	1	1
Total	62,298,848	62,298,848	63,836,251

Schedule of treasury share transactions
Treasury shares	2017	2016	2015
Number of shares ('000)
Balance as of 1 January	312.9	15.3	-
Additions	-	312.9	15.3
Cancellations	-	-15.3	-
Disposals	-	-	-
Balance as of 31 December	312.9	312.9	15.3

Nominal value USDm
Balance as of 1 January	-	-	-
Additions	-	-	-
Cancellations	-	-	-
Disposals	-	-	-
Balance as of 31 December	-	-	-

% of share capital
Balance as of 1 January	0.5	0.2	-
Additions	-	0.5	0.2
Cancellations	-	-0.2	-
Disposals	-	-
Balance as of 31 December	0.5	0.5	0.2